Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 1,115,133	$ 2,217,412
Accounts receivable	74,796	80,044
Inventory, net	413,253	416,531
Current portion of mortgage note receivable	37,439	37,439
Other	46,901	18,185
Total current assets	1,687,522	2,769,611
FURNITURE AND EQUIPMENT, NET	18,411	18,571
RIGHT-TO-USE LEASE ASSET, NET	63,771
MORTGAGE NOTE RECEIVABLE, LESS CURRENT PORTION	120,458	129,674
OTHER	15,000
TOTAL ASSETS	1,905,162	2,917,856
CURRENT LIABILITIES
Current portion of lease liability	14,182
Accounts payable and accrued expenses	2,622,511	1,925,332
Total current liabilities	2,636,693	1,925,332
LONG-TERM LEASE LIABILITY	50,049
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $.0001 per share, 500,000,000 shares authorized, 90,759,324 shares issued and outstanding, at March 31, 2019 and December 31, 2018	9,075	9,075
Preferred stock, par value $.0001 per share, 5,000,000 shares authorized
Additional paid-in capital	18,701,211	18,701,211
Stock subscription receivable		(130,062)
Accumulated deficit	(19,491,866)	(17,587,700)
Total stockholders' equity (deficit)	(781,580)	992,524
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,905,162	$ 2,917,856